DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends paid in the year were as follows:
Total Dividends Paid	£ 11,022	£ 2,650	£ 3,040
Interim dividend [member]
Dividends paid in the year were as follows:
Total Dividends Paid	£ 11,022	£ 2,650	£ 3,040